TRADE AND AMOUNTS RECEIVABLE (Details 1) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
TRADE AND AMOUNTS RECEIVABLE (Details)
Current	$ 1,641
1-30 Days	614
31-60 Days	259
61-90 Days	383
91-180 Days	1,383
180+ Days	1,148
Total Trade Receivables	$ 5,428	$ 5,565